Average Annual Total Returns - Investor - Vanguard Target Retirement 2055 Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	16.32%	12.09%	10.10%	15.77%	11.50%	9.58%	9.96%	9.50%	8.18%	21.02%	15.46%	13.84%	7.51%	4.44%	3.84%	17.17%	12.44%	10.43%